Cover	Feb. 09, 2021
Cover [Abstract]
Document Type	S-1MEF
Amendment Flag	true
Amendment Description	This Registration Statement on Form S-1 (the “462(b) Registration Statement”) is being filed by Hall of Fame Resort & Entertainment Company (the “Company”) pursuant to Rule 462(b) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 462(b), the Company hereby incorporates by reference into this 462(b) Registration Statement in its entirety the Registration Statement on Form S-1 (File No. 333-252807), which was declared effective by the Securities and Exchange Commission (“SEC”) on February 9, 2021 (the “Initial Registration Statement”), including each of the documents filed by the Company with the SEC and incorporated or deemed to be incorporated by reference therein and all exhibits thereto. In accordance with Rule 462(b), an additional amount of securities having a proposed maximum aggregate offering price of not more than 20% of the maximum aggregate offering price of the securities registered under the Initial Registration Statement are being registered on this 462(b) Registration Statement. This 462(b) Registration Statement is being filed with respect to the registration of an additional $5,750,000 aggregate maximum amount of shares of the Company’s common stock, par value $0.0001 per share, which is described in the prospectus constituting a part of the Initial Registration Statement. The required opinions of counsel and related consent and accountants’ consents are attached hereto and filed herewith.
Entity Registrant Name	HALL OF FAME RESORT & ENTERTAINMENT COMPANY
Entity Central Index Key	0001708176
Entity Small Business	true